Revision to Previously Issued Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2024
Revision to Previously Issued Consolidated Financial Statements [Abstract]
Schedule of Revision to Prior Year Financials

The following tables present the impact of the revision to prior period consolidated financial statements:

	For the year ended December 31, 2023
	As previously reported	Adjustment	As revised
Revenue	5,000	-5,000	—
Loss before tax	-104,228	-5,000	-109,228
Income tax expense	-643	643	—
Loss for the year	-104,871	-4,357	-109,228
Total comprehensive loss	-104,953	-4,357	-109,310
Net loss per share basic	-2.42	-0.10	-2.52
Net loss per share-diluted	-2.42	-0.10	-2.52

	As of December 31, 2023
	As previously reported	Adjustment	As revised
Contract liability - non current	—	5,000	5,000
Other payables and accruals	4,890	-643	4,247
Accumulated deficit	-373,092	-4,357	-377,449
Total Shareholder’s equity	79,403	-4,357	75,046

	As of June 30, 2024
	As previously reported	Adjustment	As revised
Contract liability - current	-	5,000	5,000
Other payables and accruals	3,790	-643	3,147
Accumulated deficit	-400,704	-4,357	-405,061
Total Shareholder’s equity	53,368	-4,357	49,011